Rental Expense and Lease Commitments - Commitments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Operating lease commitments
Gross minimum rental commitments (including vacant space below) for 2019	$ 1,581
Gross minimum rental commitments (including vacant space below) for 2020	1,233
Gross minimum rental commitments (including vacant space below) for 2021	914
Gross minimum rental commitments (including vacant space below) for 2022	640
Gross minimum rental commitments (including vacant space below) for 2023	445
Gross minimum rental commitments (including vacant space below) beyond 2023	815
Vacant space for 2019	29
Vacant space for 2020	23
Vacant space for 2021	14
Vacant space for 2022	9
Vacant space for 2023	5
Vacant space beyond 2023	8
Sublease income commitments for 2019	11
Sublease income commitments for 2020	7
Sublease income commitments for 2021	5
Sublease income commitments for 2022	4
Sublease income commitments for 2023	4
Sublease income commitments beyond 2023	2
Capital lease commitments
Capital lease commitments for 2019	3
Capital lease commitments for 2020	3
Capital lease commitments for 2021	3
Capital lease commitments for 2022	3
Capital lease commitments for 2023	2
Capital lease commitments beyond 2023	$ 28